Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14.	COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group leases certain office premises under non-cancellable leases. These leases expire through 2022 and are renewable upon negotiation. Rental expenses under operating leases for the years ended December 31, 2015, 2016 and 2017 were $3,715, $4,743 and $8,744, respectively.

Future minimum payments under non-cancellable operating leases as of December 31, 2017 were as follows:

2018	$7,671
2019	4,230
2020	2,990
2021	2,262

Total	$17,153

Investment commitments

The Group was obligated to subscribe $2,942 and $ 4,611 for partnership interest and equity interest of certain long-term investees under various arrangements as of December 31, 2016 and 2017, respectively.

Contingencies

The Group is subject to legal proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.